Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Expenses [Abstract]
Schedule of other expenses
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Advertising and promotion expenses	30,471,983	29,171,942	32,412,727
Litigation and attorney fees	33,267,682	18,697,784	7,680,633
Entertainment and travelling expenses	7,010,704	10,793,089	9,740,873
Office and commute expenses	9,120,261	10,711,801	7,791,694
Consulting fees	14,486,656	9,330,732	12,016,260
Communication expenses	2,495,071	3,861,529	2,424,242
Depreciation and amortization	6,047,226	3,821,788	2,244,279
Directors and officers liability insurance	4,232,722	3,545,117	3,474,151
Research and development expenses	9,960,607	1,602,095	760,465
Others	6,949,270	8,964,511	7,344,173
Total	124,042,182	100,500,388	85,889,497